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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 12, 2012 TO THE CURRENT PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES/SM/

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This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated May 1, 2012 (together, the "Prospectus"). The Prospectus and Statement of Additional Information are hereby incorporated by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The following applies to contracts purchased through December 31, 2012:

REDUCED INITIAL MINIMUM CONTRIBUTION FOR CONTRACTS PURCHASED BY EMPLOYEES OF AXA EQUITABLE LIFE INSURANCE COMPANY AND RETAIL AGENTS OF AXA NETWORK, LLC (INCLUDING REGISTERED REPRESENTATIVES OF AXA ADVISORS, LLC)

For a limited time, employees of AXA Equitable Life Insurance Company and retail agents of AXA Network, LLC (including registered representatives of AXA Advisors, LLC) may purchase an individual NQ or IRA Series B contract with a minimum initial contribution of $15,000. This waiver of the $25,000 minimum contribution will apply through December 31, 2012. This offer does not apply to contracts issued in Texas. For additional information please contact an AXA Advisors or call us at 1-800-789-7771.




  Structured Capital Strategies/SM/ is issued by and is a service mark of AXA
               Equitable Life Insurance Company (AXA Equitable).
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   COPYRIGHT 2012 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
                                (212) 554-1234

                   IM-07-12 (9/12)                                149998 (9/12)
                   SCS SUP IF                                            364907